Dividends	12 Months Ended
Apr. 30, 2011
Dividends
Dividends
22.	Dividends

During fiscal 2011, the Company paid a dividend of $0.25 per share on June 30, 2010 to stockholders of record at the close of business on June 11, 2010, on September 30, 2010 to stockholders of record at the close of business on September 9, 2010, and on December 31, 2010 to stockholders of record at the close of business on December 10, 2010. On February 22, 2011, the Company announced that its Board of Directors was suspending its quarterly dividend payment of $0.25 per share. This will provide the Company the financial flexibility to continue investing into its high growth digital strategies.

During fiscal 2010, the Company paid quarterly cash dividends of $0.25 per share on June 30, 2009 to stockholders of record at the close of business on June 9, 2009, on September 30, 2009 to stockholders of record at the close of business on September 9, 2009, on December 31, 2009 to stockholders of record at the close of business on December 10, 2009 and on March 31, 2010 to stockholders of record at the close of business on March 10, 2010.

During the transition period, the Company paid a dividend of $0.25 per share on March 31, 2009 to stockholders of record at the close of business on March 10, 2009.

During fiscal 2008, the Company paid a quarterly cash dividend of $0.15 per share on March 31, 2008 to stockholders of record at the close of business on March 10, 2008. On March 20, 2008, the Company announced that its Board of Directors had authorized an increase to its quarterly cash dividend from $0.15 to $0.25 per share, commencing with the dividend to be paid in June 2008. The Company paid quarterly cash dividends of $0.25 per share on June 30, 2008 to stockholders of record at the close of business on June 9, 2008, on September 30, 2008 to stockholders of record at the close of business on September 9, 2008, and on December 31, 2008 to stockholders of record at the close of business on December 10, 2008.